EVERGREEN MARKET INDEX GROWTH FUND
Semiannual Report
as of November 30, 2002

January 2003

Dear Evergreen Shareholder:

We are pleased to provide the semiannual report for the Evergreen Market Index Growth Fund, which covers the six-week period ended November 30, 2002.

Market analysis

After plummeting for much of 2002, the equity markets regained significant upward momentum for the six-week period ended November 30. Stocks had faced a huge challenge in early October, having exceeded the five-year lows achieved in July. History suggested that it was crunch time for the stock market. “Double-bottoms” typically result with extremes on the upside or the downside; flat performance is a rare phenomenon after such events. Few investors appeared willing to stomach further losses.

Fortunately, equities rallied handsomely after this critical juncture. Optimism about the prospects for recovery in 2003 became prevalent and war with Iraq was no longer an imminent threat. Economic data remained mixed, however, as growth in some areas was offset by weakness in others. The Federal Reserve Board responded with a larger than expected rate cut, encouraging both Wall Street and Main Street.

Corporate earnings also attracted investors once again to the equity markets. Operating earnings for companies in the Standard & Poor’s 500 Index rose 7% for the third quarter. While lower than original forecasts, the growth in profitability represented a better-than-feared profit picture. In addition, fourth quarter earnings had the benefit of easy year-over-year comparisons, potentially building a stronger earnings per share base heading into 2003.

The election results in early November also appeared favorable for equity investors. Optimism swirled regarding fiscal incentives for corporate spending and dividend tax relief for individual investors. President Bush also made changes to his economic team, indicating the administration’s zeal for fiscal improvements from the next Congress.

Looking ahead, we believe the economy is positioned for moderate growth in the range of 3% through next year. The slow-growth recovery, major cost cutting, and low inflation could potentially enable earnings to approach historical annual trend growth rates of approximately 7%. We believe the potential for better fiscal policy on the heels of adroit monetary policy should further encourage equity investors. While the uncertain geopolitical situation should continue to provide a ceiling for investor optimism, we believe the strengthening fundamentals may offer investors attractive opportunities heading into 2003.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis President and Chief Executive Officer Evergreen Investment Company, Inc.	Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

*

A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

E V E R G R E E N
Market Index Growth Fund
Fund at a Glance as of November 30, 2002

MANAGEMENT TEAM
William E. Zieff
Global Structured Products Team Lead Manager

PERFORMANCE AND RETURNS (1)
Portfolio Inception Date:
10/15/2002
Class Inception Date	Class I
Cumulative Return	10/15/2002
Since Inception	4.80%

(1)

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

“Russell 1000 Growth Index” and “Russell 1000 Value Index” are trademarks and service marks of Frank Russell Company (FRC) and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of November 30, 2002, and subject to change.

E V E R G R E E N
Market Index Growth Fund
Portfolio Manager Interview

How did the fund perform?

The fund’s Class I shares had a total return of 4.80% for the six-week period ended November 30, 2002. For the one-month period ended November 30, 2002, the fund’s Class I shares returned 5.33%, while the Russell 1000 Growth Index (Russell 1000 Growth) returned 5.43%, and the median return of funds in the Lipper Large Cap Growth Classification was 4.25%.*  Lipper Inc. is an independent monitor of mutual fund performance.

The fund’s inception date was October 15, 2002, with a fiscal year end of May 31. Although November 30 is the end of the fund’s semiannual reporting period, we will only report information for the six weeks the fund has been in operation.

*

Performance information for the fund’s benchmark and Lipper peer group is only available for monthly periods and is not available for a six-week period.

What is the fund’s strategy?

The fund’s objective is to provide exposure to the Russell 1000 Growth with limited deviation. Fund management uses an investment process designed to control trading and implementation costs and reduce tracking error. As a result, the fund’s performance should closely align with that of the index. Periodic rebalancing takes place in order to reflect the continually changing constituents of the index.

PORTFOLIO CHARACTERISTICS (as of 11/30/2002)
Total Net Assets	$509,969,557
Number of Holdings	576
P/E Ratio	22.2	x

What was the investment environment like for the period?

During October and November, the economy appeared to make a moderate recovery. The Dow Jones Industrial Average maintained its two-month winning streak through November; however, equity markets remained volatile. Gross domestic product (GDP) grew steadily at about 3% while the unemployment rate held stable in the range of 5.5% to 6%. Although these numbers were not particularly impressive, they are not terrible considering the factors shadowing the economy. Throughout the period, geopolitical uncertainty, corporate accounting scandals and sluggish growth worldwide continued to dampen the possibility of a recovery.

Uncertainty about the strength and timing of an economic recovery kept interest rates low throughout 2002. Despite the fact that interest rates were already near historic lows, the Federal Reserve Board saw further signs of a slowdown and aggressively lowered the federal funds rate by 50 basis points in early November to a 44-year low of 1.25%. In the past, low interest rates have kept the housing sector robust and propelled consumer spending. As people buy new homes they typically buy other products, which further stimulates the economy. Consumer spending, which has kept the economy afloat throughout the recent slowdown, decreased during the summer compared to earlier in the year, but picked up in October as retail sales exceeded expectations. In addition, consumer confidence rose in October despite worries about unemployment, the economy and political tension in the Middle East. While these figures are encouraging, confidence for both individuals and corporations will need to improve further before we see sustained increases in spending levels.

E V E R G R E E N
Market Index Growth Fund
Portfolio Manager Interview

What were your principal strategies in this environment, and how did they affect performance?

We kept to our long-term discipline and maintained a portfolio that was broadly diversified. Sector weightings were consistent with the overall market.

TOP 5 SECTORS (as a percentage of 11/30/2002 net assets)
Health Care	25.2%
Information Technology	23.8%
Consumer Discretionary	14.6%
Industrials	12.5%
Consumer Staples	10.6%

What types of investments contributed positively to performance?

The healthcare and technology sectors make up 50% of the Russell 1000 Growth and therefore have the largest impact on its performance. Technology was up 20.3%, which accounts for approximately 90% of the positive return in the index and the fund. Strong performance during the six-week period came from companies such as Cisco, Intel, Microsoft and IBM.

What types of investments detracted from the fund’s performance?

Healthcare was down slightly by -1.1%. As healthcare did relatively well for most of the year, the sector did not participate in the rally as fully as some of the more out-of-vogue stocks. In addition, some healthcare service companies came under pressure as a result of questions about accounting practices and improprieties concerning overcharging for Medicare reimbursements. The stock of Tenet Healthcare was pummeled after reports surfaced about an aggressive pricing strategy enabling the company to collect a large share of Medicare reimbursements for expensive medical treatments. The stock fell 63% during the period.

TOP 10 HOLDINGS (as a percentage of 11/30/2002 net assets)
General Electric Co.	5.8%
Microsoft Corp.	5.6%
Pfizer, Inc.	4.3%
Johnson & Johnson Co.	3.7%
Wal-Mart Stores, Inc.	3.2%
Intel Corp.	3.0%
Cisco Systems, Inc.	2.4%
Coca-Cola Co.	1.7%
Merck & Co., Inc.	1.7%
PepsiCo, Inc.	1.6%

E V E R G R E E N
Market Index Growth Fund
Portfolio Manager Interview

What is your outlook for the next six months?

The equity markets were extremely volatile over the last year and it appears that more time is required for investor and corporate confidence to increase to a level that would propel additional spending. We will need to see rebounding profits before capital expenditures in the industrial sector increase. Most corporations are hesitant at this point to embark on aggressive hiring or spending plans given the continued economic uncertainty. However, we expect many companies have turned the corner and now have earnings prospects that, even if not stellar, will translate into delivered earnings growth commensurate with a moderate growth economy.

In general, we believe the downside is limited at current market levels, but we are cautious about upside potential due to uncertainty regarding the economy and the outlook for corporate earnings and spending. Despite reasonable valuations and an environment of low interest rates and inflation, it is hard to make the case that corporate earnings will rebound significantly in the near future. Consumer spending, which has been the engine driving economic growth in the past, seems an unlikely catalyst for accelerated growth from these levels.

Going forward, we expect accounting standards to be more stringent and corporate management to be more accountable for financial reporting. Over time, this, combined with increased public awareness, should help reduce investor fears and attract cash that has been sitting on the sidelines back into the equity market. Beyond reporting integrity, however, investors also will need to see bona fide improvement in earnings as evidence that a sustainable return to growth is underway before they reenter the equity market and help propel it forward. In this environment, we believe your fund provides a potentially effective way to gain broad exposure to the U.S. equity market as it is managed to replicate the Russell 1000 Growth and we believe it remains a strong long-term investment.

EVERGREEN MARKET INDEX GROWTH FUND

Financial Highlights
(For a share outstanding throughout the period)

	Period Ended November 30, 2002 (unaudited) (a)

CLASS I
Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income	0.01
Net realized and unrealized gains on securities	0.47

Total from investment operations	0.48

Net asset value, end of period	$10.48

Total return	4.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$509,970
Ratios to average net assets
Expenses ‡	0.02	%†
Net investment income	1.22	%†
Portfolio turnover rate	0%

(a)

For the period from October 15, 2002 (commencement of class operations), to November 30, 2002.

†

Annualized

‡

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments
November 30, 2002 (unaudited)

	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY14.6%
Auto Components 0.1%
Advanced Auto Parts *	1,551	$79,954
Arvinmeritor, Inc.	538	8,861
Gentex Corp. *	8,313	249,473
O’Reilly Automotive, Inc. *	3,790	105,210
Sonic Automotive, Inc. *	1,853	32,724

		476,222

Automobiles 0.5%
Carmax, Inc. *	7,559	148,912
General Motors Corp., Class H	50,338	587,948
Harley-Davidson, Inc.	33,323	1,617,499

		2,354,359

Hotels, Restaurants & Leisure 1.1%
Applebee’s International, Inc.	6,142	154,778
Brinker International, Inc. *	9,913	295,407
CBRL Group, Inc.	902	24,588
CEC Entertainment, Inc. *	2,851	90,377
Cheesecake Factory, Inc. *	5,550	197,913
Darden Restaurants, Inc.	19,060	412,268
Extended Stay America, Inc. *	1,786	24,986
GTECH Holdings Corp. *	4,128	94,903
Harrah’s Entertainment, Inc. *	11,905	476,200
Hilton Hotels Corp.	7,373	100,936
Hotels.com, Class A	1,032	75,150
International Game Technology *	9,917	764,601
International Speedway Corp., Class A	1,509	57,734
Krispy Kreme Doughnuts, Inc. *	4,556	170,850
Mandalay Resort Group *	460	12,728
Marriott International, Inc., Class A	11,320	404,690
MGM Grand, Inc. *	403	13,642
Outback Steakhouse, Inc. *	3,424	121,552
Ruby Tuesday, Inc.	7,172	129,168
Starbucks Corp. *	42,503	924,015
Starwood Hotels & Resorts, Class B	9,678	245,144
Wendy’s International, Inc.	7,587	211,905
Yum! Brands, Inc. *	26,071	623,358

		5,626,893

Household Durables 0.4%
Black & Decker Corp.	8,402	361,034
D.R. Horton, Inc.	2,173	41,526
Ethan Allen Interiors, Inc.	1,885	70,405
Furniture Brands International, Inc. *	3,616	101,248
Harman International Industries, Inc.	2,851	177,902
La-Z-Boy Chair Co.	438	11,016
Leggett & Platt, Inc.	6,774	161,695
Lennar Corp.	356	18,875
Maytag Corp.	8,535	263,817
Mohawk Industries, Inc. *	5,655	348,405

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Newell Rubbermaid, Inc.	1,499	47,548
NVR, Inc. *	626	207,206
Stanley Works	4,836	173,806

		1,984,483

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	20,930	488,716
eBay, Inc. *	16,453	1,134,434

		1,623,150

Leisure Equipment & Products 0.2%
Callaway Golf Co.	1,785	23,991
Gamestop Corp., Class A *	1,327	24,682
Mattel, Inc.	43,994	907,156
Polaris Industries, Inc.	2,557	165,770

		1,121,599

Media 3.2%
AOL Time Warner, Inc. *	222,587	3,643,749
Catalina Marketing Corp. *	4,073	83,700
Clear Channel Communications, Inc. *	28,673	1,246,129
Comcast Corp., Class A	14,387	337,231
Cox Communications, Inc., Class A *	1,209	36,608
Cox Radio, Inc., Class A *	2,392	58,963
Cumulus Media, Inc., Class A *	1,577	26,178
Dow Jones & Co., Inc.	3,477	144,122
E.W. Scripps Co., Class A	2,900	229,912
Echostar Communications Corp., Class A	26,579	542,477
Emmis Broadcasting Corp., Class A *	407	9,328
Entercom Communications Corp. *	3,468	187,827
Fox Entertainment Group, Inc., Class A *	6,230	166,092
Gemstar TV Guide International, Inc. *	12,377	46,290
Getty Images, Inc. *	2,719	81,217
Harte-Hanks, Inc.	4,982	95,405
Hispanic Broadcasting Corp. *	4,285	114,452
Interpublic Group of Companies, Inc.	41,906	627,333
John Wiley & Sons, Inc., Class A	5,132	109,312
Lamar Advertising Co., Class A *	5,529	188,705
LIN TV Corp., Class A *	1,122	27,377
McGraw-Hill Companies, Inc.	18,113	1,073,920
Meredith Corp.	590	25,730
Metro Goldwyn Mayer, Inc. *	2,368	33,744
New York Times Co., Class A	10,203	490,152
Omnicom Group, Inc.	20,593	1,401,354
Pixar, Inc. *	1,942	112,131
Radio One, Inc., Class D *	4,281	73,676
Reader’s Digest Association, Inc., Class A	3,059	52,156
Regal Entertainment Group, Class A *	933	21,086
Scholastic Corp. *	1,698	75,544
Ticketmaster, Class B *	2,551	65,790
TMP Worldwide, Inc. *	5,891	85,832
Univision Communications, Inc., Class A *	16,782	539,373
USA Networks, Inc. *	17,488	486,166

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Viacom, Inc., Class B *	68,825	3,235,463
Westwood One, Inc. *	8,411	326,936

		16,101,460

Multi-line Retail 4.8%
99 Cents Only Stores *	4,547	127,180
Big Lots, Inc. *	7,032	89,306
BJ’s Wholesale Club, Inc. *	7,842	150,645
Costco Wholesale Corp. *	25,388	820,032
Dollar General Corp.	30,979	409,852
Dollar Tree Stores, Inc. *	12,506	367,051
Family Dollar Stores, Inc.	17,584	518,552
Kohl’s Corp. *	32,073	2,197,001
Target Corp.	99,827	3,471,983
Wal-Mart Stores, Inc.	299,911	16,243,180

		24,394,782

Specialty Retail 3.9%
Abercrombie & Fitch Co., Class A *	9,374	233,131
American Eagle Outfitters, Inc. *	5,291	101,164
Autozone, Inc. *	7,965	650,741
Barnes & Noble, Inc. *	1,400	33,138
Bed Bath & Beyond, Inc. *	32,132	1,114,659
Best Buy Co., Inc. *	28,237	781,600
Blockbuster, Inc., Class A	1,406	30,595
Borders Group, Inc. *	943	17,257
CDW Computer Centers, Inc. *	6,483	330,439
Chico’s FAS, Inc. *	7,985	179,503
Circuit City Stores, Inc.	2,832	27,414
Foot Locker, Inc. *	5,870	78,658
Gap, Inc.	67,750	1,076,547
Home Depot, Inc.	258,725	6,835,514
Limited, Inc.	18,079	307,524
Lowe’s Companies, Inc.	85,518	3,548,997
Michaels Stores, Inc. *	7,294	274,619
Petco Animal Supplies, Inc. *	1,595	40,307
PETsMART, Inc. *	14,677	270,791
Pier 1 Imports, Inc.	3,412	66,568
RadioShack Corp.	19,134	454,433
Rent-A-Center, Inc. *	3,642	180,967
Ross Stores, Inc.	8,707	402,699
Scotts Co., Class A, * *	580	28,437
Staples, Inc. *	51,415	992,310
Talbots, Inc.	2,533	76,851
Tiffany & Co.	12,251	347,683
TJX Companies, Inc.	59,376	1,161,988
United Rentals, Inc. *	1,227	11,890
Williams Sonoma, Inc. *	9,830	258,922
Zale Corp. *	913	32,594

		19,947,940

Textiles & Apparel 0.1%
Coach, Inc. *	9,763	332,137

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Columbia Sportswear Co. *	1,359	60,012
Jones Apparel Group, Inc. *	1,112	40,922
Nike, Inc., Class B	5,891	263,799
Timberland Co., Class A *	2,053	74,976

		771,846

CONSUMER STAPLES 10.6%
Beverages 4.2%
Anheuser-Busch Companies, Inc.	64,365	3,161,609
Brown-Forman Corp., Class B	3,812	251,973
Coca Cola Enterprises, Inc.	24,047	511,961
Coca-Cola Co.	190,116	8,676,894
Constellation Brands, Inc., Class A *	3,310	77,851
Pepsi Bottling Group, Inc.	19,315	554,727
PepsiCo, Inc.	194,654	8,268,902

		21,503,917

Food & Drug Retailing 1.5%
Kroger Co. *	67,173	1,056,631
Performance Food Group Co. *	3,562	125,382
Rite Aid Corp.	17,623	41,238
Safeway, Inc. *	19,622	466,611
SYSCO Corp.	73,031	2,148,572
Walgreen Co.	112,669	3,243,741
Whole Foods Market, Inc. *	5,774	306,888

		7,389,063

Food Products 1.0%
Dreyers Grand Ice Cream, Inc.	2,047	143,536
General Mills, Inc.	28,708	1,280,951
H.J. Heinz Co.	18,702	651,204
Hershey Foods Corp.	5,082	327,230
Kellogg Co.	14,042	468,581
Kraft Foods, Inc., Class A	8,136	305,588
McCormick & Co., Inc.	8,075	192,104
Sara Lee Corp.	43,183	1,007,459
Tootsie Roll Industries, Inc.	2,793	85,159
W.M. Wrigley Junior Co.	12,144	653,226

		5,115,038

Household Products 2.3%
Church & Dwight, Inc.	2,339	70,451
Clorox Co.	9,124	399,996
Colgate-Palmolive Co.	53,248	2,736,415
Kimberly-Clark Corp.	28,783	1,448,360
Procter & Gamble Co.	84,846	7,127,064

		11,782,286

Personal Products 0.5%
Alberto Culver Co., Class B	258	12,784
Dial Corp.	5,429	113,032
Estee Lauder Companies, Inc., Class A	8,398	229,097
Gillette Co.	68,644	2,081,286
International Flavors & Fragrances, Inc.	3,591	118,575

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

		2,554,774

Tobacco 1.1%
Philip Morris Companies, Inc.	144,158	5,437,640
UST, Inc.	9,296	299,331

		5,736,971

ENERGY 1.2%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	34,827	1,140,236
BJ Services Co. *	17,241	576,711
Cooper Cameron Corp. *	4,719	241,896
Diamond Offshore Drilling, Inc.	3,822	85,766
ENSCO International, Inc.	13,439	376,023
FMC Technologies, Inc. *	858	16,534
Grant Prideco, Inc. *	9,768	99,927
Halliburton Co.	23,975	503,475
Patterson UTI Energy, Inc. *	7,348	213,165
Pride International, Inc. *	6,094	85,194
Rowan Co., Inc.	5,975	127,268
Smith International, Inc.	11,153	379,202
Tidewater, Inc.	3,014	93,223
Varco International, Inc. *	5,325	87,117

		4,025,737

Oil & Gas 0.4%
Amerada Hess Corp.	3,868	216,608
Anadarko Petroleum Corp.	12,545	592,124
Burlington Resources, Inc.	4,716	198,638
Cimarex Energy Co. *	2,180	32,962
Forest Oil Corp. *	1,680	44,688
Murphy Oil Corp.	3,108	266,480
National Oilwell, Inc. *	5,633	122,518
Newfield Exploration Co. *	2,875	103,989
Noble Energy, Inc.	3,559	131,718
Ocean Energy, Inc.	13,749	259,031
Pioneer Natural Resources Co. *	2,064	50,898
Pogo Producing Co.	919	32,762
XTO Energy, Inc.	956	22,896

		2,075,312

FINANCIALS 9.6%
Banks 1.5%
Bank of New York Co., Inc.	27,802	843,791
Commerce Bancorp, Inc.	6,368	291,336
Doral Financial Corp.	4,708	126,881
Fifth Third Bancorp	56,151	3,144,456
Greater Bay Bancorp	828	14,871
Hudson United Bancorp	1,418	42,554
Mellon Financial Corp.	23,543	707,467
New York Community Bancorp, Inc.	3,908	108,955
North Fork Bancorp, Inc.	4,545	158,211
Northern Trust Corp.	10,591	409,872
Provident Financial Group, Inc.	2,319	64,955

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Silicon Valley Bancshares	452	8,769
Synovus Financial Corp.	32,502	677,017
TCF Financial Corp.	5,041	214,999
Wells Fargo & Co.	16,757	774,341
Westamerica Bancorp	862	35,419

		7,623,894

Diversified Financials 5.7%
Affiliated Managers Group, Inc. *	1,962	106,949
Allied Capital Corp.	8,952	198,287
American Express Co.	81,040	3,154,887
AmeriCredit Corp. *	13,075	108,784
Blackrock, Inc., Class A *	1,880	75,219
Capital One Financial Corp.	22,772	769,694
Catellus Development Corp., * *	7,012	128,039
Charles Schwab Corp.	120,325	1,388,550
Citigroup, Inc.	105,223	4,091,070
E*Trade Group, Inc. *	14,500	82,360
Eaton Vance Corp.	6,453	201,334
Fannie Mae	109,631	6,912,234
Federated Investors, Inc., Class B	9,025	244,126
Freddie Mac	71,048	4,095,207
Household International, Inc.	8,442	242,285
Investors Financial Services Corp.	7,073	247,413
John Nuveen Co., Class A	2,374	60,822
Labranche & Co., Inc. *	556	16,875
Legg Mason, Inc.	4,053	209,459
MBNA Corp.	116,892	2,494,475
Moody’s Corp.	14,351	631,731
Neuberger-Berman, Inc.	5,735	193,900
Providian Financial Corp.	11,395	69,282
SEI Investments Co.	8,318	265,011
SLM Corp.	16,209	1,584,106
State Street Corp.	24,236	1,090,620
Stilwell Financial, Inc.	2,815	41,437
T. Rowe Price Group, Inc.	3,836	116,576
The St. Joe Company	3,295	98,356
Waddell & Reed Financial, Inc., Class A	8,019	164,951

		29,084,039

Insurance 2.4%
AFLAC, Inc.	27,542	849,671
AMBAC Financial Group, Inc.	590	36,881
American International Group, Inc.	110,877	7,223,636
Arthur J. Gallagher & Co.	9,474	266,882
Brown & Brown, Inc.	5,317	183,011
HCC Insurance Holdings, Inc.	999	23,297
Markel Corp. *	64	12,736
Marsh & McLennan Co.	56,979	2,689,409
Progressive Corp.	12,540	710,266

		11,995,789

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Real Estate 0.0%
Rouse Co.	1,319	39,306

HEALTH CARE 25.2%
Biotechnology 2.3%
Affymetrix, Inc. *	5,544	150,242
Amgen, Inc. *	130,075	6,139,540
Biogen, Inc. *	16,347	721,720
Celgene Corp. *	8,331	204,943
Cephalon, Inc. *	5,079	278,329
Charles River Laboratories International, Inc. *	4,895	178,912
Chiron Corp. *	10,247	411,929
Genentech, Inc. *	21,988	725,604
Genzyme Corp. *	18,500	606,800
Gilead Sciences, Inc. *	18,958	748,462
Human Genome Sciences, Inc. *	6,630	70,676
IDEC Pharmaceuticals Corp. *	12,380	407,302
Invitrogen Corp. *	2,561	71,606
MedImmune, Inc. *	27,525	726,110
Millennium Pharmaceuticals, Inc. *	17,622	176,396
Ribapharm, Inc. *	2,280	13,794

		11,632,365

Health Care Equipment & Supplies 3.2%
Advanced Medical Optics, Inc. *	2,552	28,582
Apogent Technology, Inc. *	5,958	119,517
Applera Corp.	21,973	480,330
Baxter International, Inc.	66,176	2,116,970
Beckman Coulter, Inc.	6,416	189,657
Becton Dickinson & Co.	4,066	120,638
Biomet, Inc.	29,496	811,140
Boston Scientific Corp. *	34,863	1,464,246
CYTYC Corp. *	13,486	134,860
DENTSPLY International, Inc.	7,682	257,731
Diagnostic Products Corp.	2,404	87,217
Edwards Lifesciences Corp. *	4,563	120,098
Guidant Corp. *	33,677	1,007,953
Henry Schein, Inc. *	2,916	124,105
Medtronic, Inc.	133,660	6,248,605
Saint Jude Medical, Inc. *	19,397	675,404
Steris Corp. *	7,251	164,815
Stryker Corp.	14,812	916,122
Varian Medical Systems, Inc. *	7,482	349,335
Zimmer Holdings, Inc. *	21,375	804,555

		16,221,880

Health Care Providers & Services 3.4%
Accredo Health, Inc. *	3,243	172,930
AdvancePCS *	8,105	200,112
AmerisourceBergen Corp.	8,911	517,016
AMN Healthcare Services, Inc. *	1,539	27,825
Anthem, Inc. *	12,675	750,994
Cardinal Health, Inc.	49,727	3,060,200
Caremark Rx, Inc. *	24,428	431,398
Community Health Systems *	3,945	81,070

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Coventry Health Care, Inc. *	1,985	57,069
Davita, Inc. *	6,484	166,315
Express Scripts, Inc., Class A *	6,956	351,974
First Health Group Corp. *	11,141	265,824
HCA-The Healthcare Corp.	54,271	2,180,609
Health Management Associates, Inc., Class A *	26,557	465,544
Health Net, Inc., Class A *	2,238	57,763
HealthSouth Corp. *	3,075	12,515
IMS Health, Inc.	31,778	527,515
Laboratory Corp. *	15,694	376,656
LifePoint Hospitals, Inc. *	4,337	136,962
Lincare Holdings, Inc. *	11,838	387,339
Manor Care, Inc. *	4,559	88,809
McKesson Corp.	25,347	656,994
Mid Atlantic Medical Services, Inc. *	5,189	160,859
Omnicare, Inc.	5,057	109,181
Orthodontic Centers of America, Inc. *	4,730	61,064
Oxford Health Plans, Inc. *	9,683	353,623
Patterson Dental Co. *	5,460	229,320
Pharmaceutical Product Development, Inc. *	5,168	154,782
Quest Diagnostics, Inc. *	8,232	459,263
Quintiles Transnational Corp. *	6,534	76,774
Renal Care Group, Inc., * *	4,119	129,007
Tenet Healthcare Corp. *	53,813	992,850
Triad Hospitals, Inc. *	4,201	126,660
UnitedHealth Group, Inc.	29,928	2,437,636
Universal Health Services, Inc., Class B *	5,424	242,724
Wellpoint Health Networks, Inc., Class A *	16,002	1,053,412

		17,560,588

Pharmaceuticals 16.3%
Abbott Laboratories, Inc.	171,813	7,521,973
Allergan, Inc.	14,777	868,740
Andrx Group *	6,971	101,080
Barr Laboratories, Inc. *	3,045	201,061
Bristol-Myers Squibb Co.	79,122	2,096,733
Eli Lilly & Co.	95,252	6,505,712
Forest Laboratories, Inc. *	17,657	1,895,126
ICN Pharmaceuticals, Inc.	2,453	28,823
IVAX Corp. *	16,679	225,333
Johnson & Johnson Co.	331,514	18,902,928
King Pharmaceuticals, Inc. *	27,295	518,059
Medicis Pharmaceutical Corp., Class A *	2,334	107,948
Merck & Co., Inc.	144,392	8,578,329
Mylan Laboratories, Inc.	12,939	436,432
Pfizer, Inc.	687,501	21,683,782
Pharmacia Corp.	142,364	6,021,997
Schering-Plough Corp.	64,564	1,463,020
Sicor, Inc. *	7,537	118,858
Watson Pharmaceuticals, Inc. *	4,122	123,619
Wyeth	146,014	5,611,318

		83,010,871

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

INDUSTRIALS 12.5%
Aerospace & Defense 0.9%
Alliant Techsystems, Inc. *	3,563	210,217
Boeing Co.	56,122	1,908,148
General Dynamics Corp.	4,749	386,806
Honeywell International, Inc.	7,920	204,891
L-3 Communications Holdings, Inc. *	7,565	339,971
Lockheed Martin Corp.	8,976	468,547
Rockwell Collins, Inc.	1,971	42,179
United Technologies Corp.	19,204	1,199,674

		4,760,433

Air Freight & Couriers 0.6%
CH Robinson Worldwide	7,379	225,502
Expeditors International of Washington, Inc.	10,358	346,475
United Parcel Service, Inc., Class B	42,919	2,719,348

		3,291,325

Airlines 0.2%
JetBlue Airways Corp. *	173	6,404
Skywest, Inc.	3,751	51,051
Southwest Airlines Co.	42,478	705,135

		762,590

Building Products 0.2%
American Standard Companies, Inc. *	5,642	420,216
Masco Corp.	24,476	493,681

		913,897

Commercial Services & Supplies 3.3%
Allied Waste Industries, Inc. *	12,183	130,114
Apollo Group, Inc.	1,635	57,469
Apollo Group, Inc., Class A	13,057	538,601
Aramark Corp., Class B	3,312	76,010
Automatic Data Processing, Inc.	68,274	2,967,871
Avery Dennison Corp.	7,767	500,506
BISYS Group, Inc. *	12,110	245,591
Career Education Corp. *	4,951	192,643
Ceridian Corp. *	12,771	183,902
Certegy, Inc. *	6,888	166,345
CheckFree Corp. *	3,427	67,135
ChoicePoint, Inc. *	9,350	351,373
Cintas Corp.	13,050	658,634
Concord EFS, Inc. *	56,204	843,060
Convergys Corp. *	19,030	328,077
Copart, Inc. *	7,372	89,127
CSG Systems International, Inc. *	5,799	81,766
Deluxe Corp.	7,075	307,055
Devry, Inc. *	6,285	104,708
DST Systems, Inc. *	13,176	500,029
Dun & Bradstreet Corp. *	6,557	231,265
Education Management Corp. *	2,704	104,483
Equifax, Inc.	14,723	357,769
First Data Corp.	84,184	2,916,134

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Fiserv, Inc. *	21,048	713,948
Global Payments, Inc.	3,805	109,698
H&R Block, Inc.	20,198	774,189
Herman Miller, Inc.	8,369	166,870
Hon Industries, Inc.	688	19,250
Manpower, Inc.	5,540	206,476
National Processing, Inc. *	824	12,030
Paychex, Inc.	36,042	1,052,426
Pitney Bowes, Inc.	16,023	565,612
R.R. Donnelley & Sons Co.	1,776	37,776
Robert Half International, Inc. *	16,907	332,223
Sabre Group Holdings, Inc., Class A *	15,901	346,006
Viad Corp.	8,020	183,097
Waste Management, Inc.	12,403	309,083
Weight Watchers International, Inc. *	2,761	124,935
West Corp. *	1,968	32,787

		16,986,073

Construction & Engineering 0.0%
Fluor Corp.	1,400	38,388
Jacobs Engineering Group, Inc. *	3,762	136,598

		174,986

Electrical Equipment 0.1%
American Power Conversion Corp. *	2,503	40,298
Energizer Holdings, Inc. *	1,298	38,434
Molex, Inc.	12,283	344,538

		423,270

Industrial Conglomerates 6.6%
3M Co.	30,983	4,023,143
General Electric Co.	1,094,082	29,649,622
Teleflex, Inc.	1,021	44,801

		33,717,566

Machinery 0.5%
AGCO Corp. *	4,285	103,440
Danaher Corp.	12,296	772,681
Donaldson Co., Inc.	2,848	106,572
Flowserve Corp. *	5,366	81,670
Graco, Inc.	5,226	154,481
Illinois Tool Works, Inc.	11,644	791,676
ITT Industries, Inc.	868	52,323
Pall Corp.	724	13,814
Shaw Group, Inc. *	2,831	48,976
SPX Corp. *	3,420	161,424

		2,287,057

Road & Rail 0.0%
Swift Transportation Co., Inc. *	3,816	71,665

Trading Companies & Distributors 0.1%
Fastenal Co.	6,456	230,673
MSC Industrial Direct Co., Inc., Class A *	2,045	36,258

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

		266,931

INFORMATION TECHNOLOGY 23.8%
Communications Equipment 3.8%
Adaptec, Inc. *	5,850	39,429
ADC Telecommunications, Inc. *	35,578	77,204
Advanced Fibre Communications, Inc. *	4,740	86,173
Avaya, Inc. *	5,127	14,868
Brocade Communications Systems, Inc. *	25,686	146,153
CIENA Corp. *	23,923	159,088
Cisco Systems, Inc. *	805,506	12,018,150
Comverse Technology, Inc. *	10,282	124,618
Corning, Inc.	45,400	201,122
Emulex Corp. *	7,145	172,480
Harris Corp.	3,570	96,104
Juniper Networks, Inc. *	31,275	304,619
Motorola, Inc.	164,499	1,871,999
PanAmSat Corp. *	1,601	30,819
Polycom, Inc. *	8,328	95,022
QUALCOMM, Inc. *	84,737	3,492,859
RF Micro Devices, Inc. *	15,809	192,712
Tellabs, Inc. *	20,350	180,505
Utstarcom, Inc.	6,889	141,569

		19,445,493

Computers & Peripherals 3.6%
Dell Computer Corp. *	248,906	7,111,245
EMC Corp. *	137,076	993,801
International Business Machines Corp.	87,260	7,600,346
Lexmark International Group, Inc., Class A *	14,280	944,479
Network Appliance, Inc. *	32,631	452,592
QLogic Corp. *	9,696	421,194
Storage Technology Corp. *	2,133	47,118
Sun Microsystems, Inc. *	173,334	743,776
Zebra Technologies Corp., Class A *	2,379	152,732

		18,467,283

Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc. *	24,267	471,023
Amphenol Corp., Class A *	2,123	94,155
Arrow Electronics, Inc.	2,627	42,374
Fisher Scientific International, Inc.	6,003	179,850
Ingram Micro, Inc., Class A *	2,490	34,810
Jabil Circuit, Inc. *	15,586	334,320
JDS Uniphase Corp. *	66,497	226,755
Mettler-Toledo International, Inc. *	3,914	143,057
Millipore Corp.	5,319	196,058
PerkinElmer, Inc.	4,939	42,278
Sanmina Corp. *	30,976	148,685
Solectron Corp. *	45,298	209,277
Symbol Technologies, Inc.	12,618	129,839
Tech Data Corp. *	1,731	53,107
Tektronix, Inc. *	1,703	33,583
Thermo Electron Corp. *	5,482	107,392

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Vishay Intertechnology, Inc. *	3,949	55,799
Waters Corp. *	14,459	387,501

		2,889,863

Internet Software & Services 0.4%
Cadence Design Systems, Inc. *	29,174	420,689
Expedia, Inc., Class A *	1,077	82,660
Henry Jack & Associates, Inc.	7,487	97,181
J.D. Edwards & Co. *	11,054	156,182
Real Networks, Inc. *	8,177	31,563
Total Systems Services, Inc.	4,097	55,310
VeriSign, Inc. *	12,189	128,106
WebMD Corp. *	15,726	134,615
Yahoo, Inc. *	42,983	785,299

		1,891,605

IT Consulting & Services 0.6%
Acxiom Corp. *	6,163	94,602
Affiliated Computer Services, Inc., Class A *	10,666	533,300
Alliance Data Systems Corp. *	5,046	95,924
Bearingpoint, Inc.	18,842	156,389
Computer Sciences Corp. *	1,714	59,801
Electronic Data Systems Corp.	44,457	824,233
Investment Technology Group *	5,417	159,639
Perot Systems Corp., Class A *	7,200	81,000
Reynolds & Reynolds Co., Class A	7,195	191,891
SunGard Data Systems, Inc. *	31,046	725,545
Titan Corp. *	7,197	85,212
Unisys Corp. *	6,023	67,458

		3,074,994

Semiconductor Equipment & Products 6.6%
Advanced Micro Devices, Inc. *	11,725	99,662
Agere Systems, Inc., Class B *	99,213	139,890
Altera Corp. *	42,301	614,633
Amkor Technology, Inc. *	6,094	44,242
Analog Devices, Inc. *	40,182	1,233,186
Applied Materials, Inc. *	180,531	3,078,054
Applied Micro Circuits Corp. *	16,474	75,121
Atmel Corp. *	31,521	110,639
Broadcom Corp., Class A *	11,089	216,790
Conexant Systems, Inc. *	14,225	32,447
Cymer, Inc. *	3,736	135,733
Cypress Semiconductor Corp. *	10,411	89,951
Fairchild Semiconductor International, Class A *	11,921	182,510
Integrated Circuit System, Inc. *	5,212	121,335
Integrated Device Technology, Inc. *	5,904	63,468
Intel Corp.	736,084	15,369,434
International Rectifier Corp. *	6,078	151,707
Intersil Holding Corp., Class A *	8,459	146,256
KLA-Tencor Corp. *	20,815	919,399
Lam Research Corp. *	14,024	227,750
Linear Technology Corp.	34,934	1,160,857

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

LSI Logic Corp. *	20,358	168,768
Maxim Integrated Products, Inc. *	35,551	1,494,920
Micrel, Inc. *	6,884	78,278
Microchip Technology, Inc. *	21,956	631,455
Micron Technology, Inc. *	30,538	482,806
MKS Instruments, Inc. *	2,359	44,915
National Semiconductor Corp. *	16,610	337,183
Novellus Systems, Inc. *	14,753	535,386
NVIDIA Corp. *	14,168	242,698
PMC-Sierra, Inc. *	18,307	149,202
Semtech Corp. *	6,737	101,594
Teradyne, Inc. *	15,780	258,634
Texas Instruments, Inc.	190,945	3,839,904
Xilinx, Inc. *	36,928	909,906

		33,488,713

Software 8.3%
Activision, Inc. *	6,034	130,334
Adobe Systems, Inc.	26,193	773,479
Advent Software, Inc. *	3,382	56,412
Autodesk, Inc.	3,471	53,766
BEA Systems, Inc. *	39,673	437,950
BMC Software, Inc. *	14,751	264,043
Cerner Corp. *	3,077	101,264
Citrix Systems, Inc. *	17,547	206,177
Computer Associates International, Inc.	6,114	92,383
Compuware Corp. *	16,240	88,670
Electronic Arts, Inc. *	13,269	900,434
Fair, Issac & Co., Inc.	5,513	241,469
I2 Technologies, Inc. *	16,731	29,614
Intuit, Inc. *	20,952	1,130,151
Macromedia, Inc. *	5,136	62,916
Mercury Interactive Corp. *	8,474	283,710
Microsoft Corp. *	493,063	28,508,903
National Instruments Corp. *	3,205	110,893
Network Associates, Inc. *	17,040	310,980
Oracle Corp. *	453,409	5,508,919
Peoplesoft, Inc. *	30,282	594,739
Rational Software Corp. *	16,539	152,986
Siebel Systems, Inc. *	42,908	365,147
Sybase, Inc. *	4,722	62,897
Symantec Corp. *	15,867	693,864
Synopsys, Inc., *	8,284	430,602
Unitedglobalcom, Class A *	614	1,989
Veritas Software Corp. *	38,598	701,712

		42,296,403

MATERIALS 0.5%
Chemicals 0.1%
Cabot Corp.	917	23,228
Ecolab, Inc.	14,194	705,016
OM Group, Inc.	350	2,481
Sigma-Aldrich Corp.	1,447	72,712

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Valspar Corp.	1,715	80,125

		883,562

Construction Materials 0.0%
Vulcan Materials Co.	575	21,701

Containers & Packaging 0.1%
Ball Corp.	1,338	66,204
Sealed Air Corp. *	8,369	316,432

		382,636

Metals & Mining 0.3%
Alcoa, Inc.	13,791	352,360
Consol Energy, Inc.	2,279	31,860
Freeport-McMoRan Copper & Gold, Inc., Class B *	8,053	124,821
Iron Medium, Inc.	4,452	147,317
Newmont Mining Corp.	33,733	789,690

		1,446,048

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.1%
Citizens Communications Co. *	14,423	142,211
Level 3 Communications, Inc. *	35,401	215,946
Qwest Communications International, Inc. *	74,769	361,882

		720,039

Wireless Telecommunications Services 0.5%
AT&T Wireless Services, Inc. *	123,196	930,130
Nextel Communications, Inc., Class A *	73,790	1,014,612
Sprint Corp. (PCS Group), Ser. 1	78,150	450,144

		2,394,886

UTILITIES 0.1%
Electric Utilities 0.0%
AES Corp. *	18,253	38,696
Calpine Corp. *	11,694	51,804
Mirant Corp. *	7,035	14,774

		105,274

Gas Utilities 0.1%
Kinder Morgan, Inc.	6,091	250,036

Multi-Utilities 0.0%
Williams Companies, Inc.	4,210	11,156

Total Common Stocks		503,180,049

MUTUAL FUND SHARES 1.2%
Ishares Trust	156,800	6,184,192

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø	263,949	263,949

Total Investments (cost $484,780,960) 99.9%		509,628,190
Other Assets and Liabilities 0.1%		341,367

Net Assets 100.0%		$509,969,557

EVERGREEN MARKET INDEX GROWTH FUND

Notes to Schedule of Investments
November 30, 2002 (unaudited)

*

Non-income producing security.

Ø

The advisor of the fund and the advisor of the money market fund are each a division of Wachovia Corporation.

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002 (unaudited)

Assets
Identified cost of securities	$484,780,960
Net unrealized gains on securities	24,847,230

Market value of securities	509,628,190
Dividends and interest receivable	365,776
Receivable from investment advisor	5,429
Prepaid expenses and other assets	500

Total assets	509,999,895

Liabilities
Due to other related parties	4,207
Accrued expenses and other liabilities	26,131

Total liabilities	30,338

Net assets	$509,969,557

Net assets represented by
Paid-in capital	$484,722,303
Undistributed net investment income	409,524
Accumulated net realized losses on securities	(9,500)
Net unrealized gains on securities	24,847,230

Total net assets	$509,969,557

Shares outstanding - Class I	48,658,213

Net asset value per share	$10.48

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND

STATEMENT OF OPERATIONS
Period Ended November 30, 2002 (unaudited) (a)

Investment income
Dividends (net of foreign withholding taxes of $52)	$399,098
Interest	17,127

Total investment income	416,225

Expenses
Advisory fee	107,136
Administrative services fees	33,497
Transfer agent fee	5
Trustees’ fees and expenses	879
Custodian fee	2,065
Registration and filing fees	7,779
Professional fees	8,293
Printing and postage expenses	5,200
Other	966

Total expenses	165,820
Less: Expense reductions	(48)
Fee waivers and expense reimbursements	(159,071)

Net expenses	6,701

Net investment income	409,524

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(9,500)
Net change in unrealized gains or losses on securities	24,847,230

Net realized and unrealized gains or losses on securities	24,837,730

Net increase in net assets resulting from operations	$25,247,254

(a)

For the period from October 15, 2002 (commencement of operations), to November 30, 2002.

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

		Period Ended November 30, 2002 (unaudited) (a)

Operations
Net investment income		$409,524
Net realized losses on securities		(9,500)
Net change in unrealized gains or losses on securities		24,847,230

Net increase in net assets resulting from operations		25,247,254

Capital share transactions
	Shares
Proceeds from shares sold	48,658,213	484,722,303

Total increase in net assets		509,969,557
Net assets
Beginning of period		0

End of period		$509,969,557

Undistributed net investment income		$409,524

(a)

For the period from October 15, 2002 (commencement of operations), to November 30, 2002.

See Notes to Financial Statements

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Evergreen Market Index Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange, where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited) continued

During the period ended November 30, 2002, the investment advisor waived its fees and reimbursed expenses in the amount of $107,136 and $51,935, respectively, which represents 0.32% and 0.16%, respectively, of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $485,597,547 and $1,071,036, respectively, for the period ended November 30, 2002.

On November 30, 2002, the aggregate cost of securities for federal income tax purposes was $484,780,960. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,020,963 and $8,173,733, respectively, with a net unrealized appreciation of $24,847,230.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the funds to borrow from, or lend money to, other participating funds.

During the period ended November 30, 2002, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian a portion of fund expenses has been reduced. During the period ended November 30, 2002, the Fund received expense reductions from expense offset arrangements of $48, which represents 0.00% of its average net assets on an annualized basis.

7. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the period ended November 30, 2002, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF CREDIT/RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III
Trustee
DOB: 10/23/1934
Term of office since: 1991
Other directorships: None
Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research &
Management Company (investment advice); Former Director, Health Development Corp.
(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust.

K. Dun Gifford
Trustee
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None
Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director,
and Executive Vice President, The London Harness Company (leather goods purveyor); Former
Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor
Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr.
Trustee
DOB: 2/14/1939
Term of office since: 1983
Other directorships: Trustee,
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund
Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
Former Chairman of the Board and Chief Executive Officer, Carson Products Company
(manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor
Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None
Principal occupations: Sales Manager, SMI-STEEL–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry
Trustee
DOB: 8/2/1938
Term of office since: 1993
Other directorships: None
Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor
Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit
Trustee
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None
Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former
Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson
Trustee
DOB: 9/19/1941
Term of office since: 1982
Other directorships: None
Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications);
Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry
Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment);
Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None
Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical
Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care;
Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield
Trustee
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None
Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima
Trustee
DOB: 8/11/1939
Term of office since: 1993
Other directorships: None
Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater
Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former
Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of
Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former
Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford
Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust.

Richard K.Wagoner, CFA(2)
Trustee
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None
Principal occupations: Current Member and Former President, North Carolina Securities Traders
Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice
President and Head of Capital Management Group, First Union National Bank; Former
Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock
Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

William M. Ennis(3)
President
DOB: 6/26/1960
Term of office since: 1999
President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating
Officer, Capital Management Group,Wachovia Bank, N.A.

Carol Kosel(4)
Treasurer
DOB: 12/25/1963
Term of office since: 1999
Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.;
former Senior Manager, KPMG LLP.

Michael H. Koonce(4)
Secretary
DOB: 4/20/1960
Term of office since: 2000
Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice
President and Assistant General Counsel,Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and
Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt(5)
Vice President and Assistant Treasurer
DOB: 6/6/1963
Term of office since: 1998
Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union
National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group,
PricewaterhouseCoopers LLP, New York.

Bryan Haft(5)
Vice President
DOB: 1/23/1965
Term of office since: 1998
Team Leader, Fund Administration, BISYS Fund Services.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

(2)

Mr.Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

(5)

The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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